Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Minimum Contractual Obligations

Amount
2018	$ 2,770
2019	547
2020	2,178
2021	2,172
2022 and thereafter	15,920

$ 23,587